Note 7 - Convertible Notes Payable	3 Months Ended
Mar. 31, 2015
Notes
Note 7 - Convertible Notes Payable

NOTE 7 – Convertible Notes Payable

Senior Convertible Note

On January 28, 2014, we entered into a patent settlement with VDF FutureCeuticals, Inc.("VDF") with respect to a prior action filed by VDF. In connection with the License Agreement and other agreements which formed the settlement, we issued a senior convertible note (the "Senior Convertible Note") to VDF, whereby we promised to pay VDF a principal amount equal to the sum of: (i) the aggregate amount of accrued and unpaid license fee payments, plus (ii) accrued interest on the Senior Convertible Note. The maturity of the Senior Convertible Note is December 31, 2018 unless the Senior Convertible Note is accelerated pursuant to an event of default or the License Agreement is terminated and all accrued and unpaid obligations under the Senior Convertible Note have been paid. Interest on the Senior Convertible Note is 7% per annum, subject to an adjustment to 12% for events of default. On the maturity date, we must pay VDF all principal, unpaid interest and late charges, if any, and we have the right, subject to certain limitations, to prepay principal at any time and from time to time. At any time VDF has the option to convert any principal outstanding on the Senior Convertible Note into shares of our common stock at a Conversion Price determined by the terms of the Senior Convertible Note.

Key terms of the Senior Convertible Note include that: (i) VDF is granted an adjustment to the conversion price upon the issuance of shares of our common stock, stock options or other convertible securities; (ii) no indebtedness shall rank senior to the payments due under the Senior Convertible Note unless prior written consent of VDF is obtained; and (iii) payments under the Senior Convertible Note are secured by a Security Agreement (such agreement which was executed on January 28, 2014 and filed to the SEC along with other settlement agreements in a Form 8-K on February 3, 2014).

The Senior Convertible Note provides that we may, at our option, have regularly scheduled License fee payments treated as debt and rolled over into the Senior Convertible Note which we have issued to VDF (see Note 11). To date, we have rolled-over three License fee payments of $75,000 each, plus accrued interest for the year ended December 31, 2014 of $791 for a total of $225,791, to create an  outstanding balance of $216,101 on the Senior Convertible Note at March 31, 2015, after taking account of a net discount on the note of $12,293 arising from an embedded derivative (see Note 8).

Originally the Conversion Price of the Senior Convertible Note was $0.65 per share. On December 19, 2014, this was adjusted to $0.6163 per share based on our issuance of stock options; and subsequent to the year ended December 31, 2014, on January 20, 2015 the Conversion Price was adjusted to $0.5623 based on our issuance of an unsecured subordinate convertible debenture to a third party (a copy such debenture which was filed to SEC in a Form 8-K on January 23, 2015).

Interest of $2,603 accrued on the Senior Convertible Note during the three period ended March 31, 2015, which created total accrued interest on the unsecured subordinate debenture of $3,394.

Unsecured subordinate convertible debenture

On January 20, 2015 (the “Issuance Date”), we entered into a Convertible Debt Purchase Agreement with a third party (“Lender”), for the issuance of up to $1,100,000 of unsecured subordinated convertible debentures (the “Unsecured Subordinate Debentures”) maturing 18 months from each issuance date.  On the Issuance Date, the Company issued to Lender an Unsecured Subordinate Debenture with a face value principal amount of $440,000 (which includes $40,000 in original issue discount) for $400,000 in cash.  The Company may issue to Lender an additional $660,000 in Unsecured Subordinate Debentures (the “Subsequent Debentures”), consisting of two additional convertible debenture, each in the face value principal amount of $330,000, including $30,000 of original issue discount, with one Unsecured Subordinate Debenture issuable upon the filing to the SEC of our Form 10-K for the year ended December 31, 2014 and the remaining Unsecured Subordinate Debenture issuable upon the filing of our Quarterly Report on Form 10-Q for the fiscal quarter ended June 30, 2014. The Unsecured Subordinate Debentures have an interest rate of 12% per annum, with each such Unsecured Subordinate Debenture maturing 18 months from issuance (each a “Maturity Date”). All or a portion of the outstanding principal balance of an Unsecured Subordinate Debenture may be prepaid before the relevant Maturity Date with a premium ranging from 105% to 125%. If the Company repays an Unsecured Subordinate Debenture on the relevant Maturity Date, no Prepayment Premium shall apply. The principal balance and accrued interest for each Unsecured Subordinate Debenture is convertible into the Company’s common stock (the “Common Stock”), at Lender’s option, at a “Conversion Price” of 55% multiplied by the Lowest Closing Price (which represents a discount rate of forty-five percent (45%)). The “Lowest Closing Price” shall be the lowest closing bid price of the Common Stock during the 25 consecutive trading days prior to such date as reported on www.NASDAQ.com. Lender has agreed to restrict its ability to convert the Unsecured Subordinate Debentures and receive shares of Common Stock such that the number of shares of Common Stock held by it in the aggregate and its affiliates after such conversion or exercise does not exceed 4.99% of the then issued and outstanding shares of Common Stock. The Unsecured Subordinate Debentures and the other securities issued to Lender pursuant to the Agreement were not registered under the Securities Act of 1933, as amended, in reliance upon the exemption from registration provided by Regulation D promulgated thereunder, which exempts transactions by an issuer not involving any public offering. These securities may not be offered or sold in the United States absent registration or an applicable exemption from the registration requirements.

On March 31, 2015, the outstanding balance on the Unsecured Subordinate Debenture was $196,496, after taking account of a net discount of $213,630 arising from the original issue discount and an embedded derivative (see Note 8). Interest of $10,126 accrued on the Unsecured Subordinate Debenture during the three period ended March 31, 2015, which created total accrued interest on the Unsecured Subordinate Debenture of $10,126.